Basis of preparation and material accounting policies	12 Months Ended
Dec. 31, 2024
TextBlock [Abstract]
Basis of preparation and material accounting policies
Note 2. Basis of preparation and material accounting policies
2.1 Basis of preparation and presentation
The accompanying consolidated financial statements as of December 31, 2024, and 2023, and for the years ended December 31, 2024, 2023 and 2022, were prepared in accordance with the IFRS Accounting Standards issued by the International Accounting Standards Board (“IASB”).
They were prepared on a historical cost basis, except for certain financial assets and liabilities that were measured at fair value. The figures contained herein are stated in US Dollars (“USD”) and are rounded to the nearest thousand, unless otherwise stated.
These consolidated financial statements were approved by management for inclusion in the Company’s annual report on Form
20-F
on April 9, 2025, and the subsequent events through that date are considered (Note 33).
2.2 New accounting standards, amendments and interpretations issued by the IASB
2.2.1 New effective accounting standards, amendments and interpretations issued by the IASB adopted by the Company
Amendments to International Accounting Standards 1 (“IAS”): Presentation of Financial Statements. Classification of Liabilities as Current or
Non-current
In October 2022, the IASB published changes to certain paragraphs of IAS 1 to specify the requirements for classifying liabilities as current or non-current.
The amendments clarify:

(i)	What is meant by a right to defer settlement;

(ii)	That a right to defer must exist at the end of the reporting period;

(iii)	That classification is unaffected by the likelihood that an entity will exercise its deferral right and;

(iv)	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.
The amendments are effective for annual periods beginning on or after January 1, 2024.
The amendments had no impact on the Company’s consolidated financial statements as the current accounting policies are aligned to the amendments.
Amendments to IAS 7: Statements of Cash Flows, and International Financial Reporting Standards (“IFRS”) 7: Financial Instruments: Disclosures – Disclosure of Supplier Finance Arrangements
On May 25, 2023, the IASB published amendments to IAS 7 and IFRS 7 whereby it introduces new disclosure requirements in IFRS Standards to enhance the transparency and, thus, the usefulness of the information provided by entities about supplier finance arrangement. The new requirements aim to facilitate a better understanding of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.
The amendments are effective for annual periods beginning on or after January 1, 2024.
The amendments had no impact on the Company’s consolidated financial statements as the current accounting policies are aligned to the amendments.

Amendments to IFRS 16: Leases. Recognition of lease liabilities in a sale and leaseback
In September 2022, the IASB published amendments to IFRS 16 related to the recognition of lease liabilities in a sale and leaseback. The amendment specifies the requirements that a seller-lessee should use to measure the lease liability arising in a sale to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains.
The amendments are effective for annual periods beginning on or after January 1, 2024.
These amendments had not impact on the Company’s consolidated financial statements, since it has no sale and leaseback transactions.
2.2.2 New accounting standards, amendments and interpretations issued by the IASB not yet effective
IFRS 18: Presentation and Disclosure in Financial Statements
On April 9, 2024, the IASB issued IFRS 18 - Presentation and Disclosure in Financial Statements, amending IAS 1 - Presentation of Financial Statements to introduce new requirements for the presentation and disclosure of information in financial statements and the related explanatory notes, as well as the requirement to disclose Management-defined performance measures.
Among others, IFRS 18 requires companies to classify revenue and expenses of “Statement of profit and other comprehensive income” in the following categories: (i) operating: (ii) investing; (iii) financing; (iv) income tax, and (v) discontinued transactions. It also sets forth the requirement to file subtotals and totals for: (i) operating profit or loss; (ii) profit or loss before financing and income tax, and (iii) profit or loss for the period.
In addition, it requires that companies disclose Management-defined Performance Measures (“MPM”) in a note to the financial statements, explaining the calculation method, and reconciliation with the financial information filed, among others.
Finally, limited-scope amendments were made to the following standards: (i) IAS 7 - Statement of Cash Flows; (ii) IAS
8- Accounting
Policies, Changes in Accounting Estimates and Errors, and (iii) IAS
34- Interim
Financial Reporting.
The amendments will become effective for annual periods beginning on or after January 1, 2027. Early adoption is allowed.
The Company is assessing the impact of IFRS 18 on its consolidated financial statements.
Amendments to IAS 21: The Effects of Changes in Foreign Exchange Rates - Lack of Exchangeability
In August 2023, the IASB issued amendments to IAS 21 - The Effects of Changes in Foreign Exchange Rates to clarify when entities are required to assess if a currency is exchangeable into another currency, and how to determine the exchange rate when a currency is not exchangeable.
The amendments also require that information be disclosed so that the users of the financial statements may assess how the lack of exchangeability affects profit and financial position, and cash flows.
The amendments will become effective for annual periods beginning on or after January 1, 2025. Early adoption is allowed, but comparative information cannot be restated.
The Company is assessing the impact of these amendments on its consolidated financial statements.

2.3 Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries.
2.3.1 Subsidiaries
Subsidiaries are all entities over which the Company has control, which occurs if and only if the Company has all the following:

(i)	Power over the entity;

(ii)	Exposure or rights to variable returns from its involvement with the entity; and

(iii)	The ability use its power over the entity to affect the amount of the investor’s returns.
The Company reassesses whether it controls a subsidiary if facts or circumstances indicate that there are changes to 1 or more of the 3 elements of control mentioned above.
When the Company does not have a majority of the voting rights of an investee, it has power over the latter when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally.
The Company assesses all facts and circumstances to determine whether voting rights are sufficient to give it power over an entity, including:

(i)	The size of the Company’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders;

(ii)	potential voting rights held by the Company, other vote holders or other parties;

(iii)	rights arising from other contractual arrangements; and

(iv)
any additional facts and circumstances that indicate the Company has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meeting.

Relevant activities are those that most significantly affect the subsidiary’s performance, such as the ability to approve an operating and capital budget and the power to appoint Management personnel, among others.
Subsidiaries are consolidated from the date the Company obtains control over them and ceases when such control ends. Specifically, profit and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statements of profit or loss and other comprehensive income as from the date in which the Company obtains control until it assigns or loses such control.
Intercompany transactions, balances and income or losses are deleted. The subsidiaries’ financial statements are adjusted when needed to align their accounting policies to the Company’s accounting policies.
Below are the Company’s main subsidiaries:

Subsidiary name	Equity interest			Place of business	Main activity
	December 31, 2024	December 31, 2023	December 31, 2022

Vista Energy Holding I, S.A. de C.V. (“Vista Holding I”)	100%	100%	100%	Mexico	Holding company
Vista Energy Holding II, S.A. de C.V. (“Vista Holding II”)	100%	100%	100%	Mexico	Exploration and production (1)
Vista Energy Holding III, S.A. de C.V.	100%	100%	100%	Mexico	Services
Vista Energy Holding IV, S.A. de C.V.	100%	100%	100%	Mexico	Services
Vista Oil & Gas Holding V B.V.	100%	100%	100%	Netherland	Holding company
Vista Holding VII S.A.U. (2) (4)	100%	100%	100%	Argentina	Holding company
Vista Argentina (4)	100%	100%	100%	Argentina	Exploration and production (1)
Aleph Midstream S.A. (“Aleph”) (4)	100%	100%	100%	Argentina	Services (3)
Aluvional S.A. (“Aluvional”)	100%	100%	100%	Argentina	Mining and industry

Subsidiary name	Equity interest			Place of business	Main activity
	December 31, 2024	December 31, 2023	December 31, 2022

AFBN S.R.L. (“AFBN”) (4)	100%	100%	100%	Argentina	Exploration and production (1)
VX Ventures Asociación en Participación	100%	100%	100%	Mexico	Holding company

(1)	Its refers to the exploration and production of Natural gas and Crude oil.
(2)
On December 20, 2024, the nationalization of Vista Holding VII S.á.r.l., company originally established in Luxembourg, was registered, adjusting the Company to Argentine legislation, and changing its corporate name to Vista Holding VII S.A.U. (“Vista Holding VII”)

(3)	Including operations related to the capture, treatment, transport and distribution of hydrocarbons and derivatives.
(4)
As of December 31, 2024, the Companies’ directors decided to merge by absorption into Vista Argentina of Vista Holding VII, Aleph, AFBN, with Vista Argentina. It will become effective as from January 1, 2025 and of the date of issuance of these consolidated financial statements is pending approval by the enforcement authority.

2.3.2 Changes in interests
Changes in the Company’s working interests in its subsidiaries that do not result in a change in control of the subsidiary are accounted for as equity transactions. The carrying amount of the Company’s interests is adjusted to reflect the changes in interests in the subsidiaries.
When the Company ceases to consolidate or book a subsidiary for loss of control, joint control or significant influence, any retained working interest in the entity is remeasured at fair value with the change in the carrying amount recognized in the consolidated statements of profit or loss and other comprehensive income. This fair value becomes the initial carrying amount for the purposes of subsequently booking retained interest as the associate, joint venture or financial asset.
In addition, any amount previously recognized in other comprehensive income in relation to such entity is booked as if the Company had directly disposed of the related assets or liabilities. This may mean that the amounts previously recognized in other comprehensive income are reclassified to profit or loss.
If the working interest in a joint venture or associate is reduced, but the entity retains the joint control or significant influence, only a proportion of the previously recognized amounts in other comprehensive income is reclassified to profit or loss.
2.3.3 Joint arrangements
According to IFRS 11 Joint Arrangements, investments are classified as joint operations or joint venture, depending on contractual rights and obligations. The Company has joint operations but has no joint venture.
Joint operations
A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. Joint control exists only when decisions about the relevant business activities require the unanimous consent of the parties that collectively control the arrangement.
When the Company carries out activities under joint operations, recognize in proportion to its interest:

(i)	Its assets and liabilities held jointly;

(ii)	Its revenue from the sale of its share of the output of the joint operation; and

(iii)	Its expenses, including its share of any expenses incurred jointly.
The Company books its assets, liabilities, revenues and expenses related to its interest in a joint operation according to the IFRS applicable. They were included in the consolidated financial statements in the related accounts. Interest in joint operations were based on the latest financial statements or financial information available as of every year-end
considering significant subsequent events and transactions, and management information available. The financial statements or the financial information of the joint operations are adjusted, if needed, so that the accounting policies are consistent with the Company’s accounting policies.

See Note 1.1 and 29 for further information on the Company’s joint operations.
2.3.4 Business combination
The acquisition method is used to book business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for these acquisitions comprises:

(i)	The fair value of transferred assets;

(ii)	The liabilities incurred to former owners of the acquired business;

(iii)	The equity interests issued by the Company;

(iv)	The fair value of any asset or liability from a contingent consideration arrangement; and

(v)	The fair value of any previously held equity interest in the subsidiary.
Identifiable assets acquired and contingent liabilities assumed in a business combination are initially measured at fair values at the date of purchase.
The costs related to the acquisition are booked as incurred expenses. Goodwill is an excess of:

(i)	The consideration transferred; and

(ii)	The fair value of net identifiable assets acquired.
If the fair value of the acquiree’s net identifiable assets exceeds these amounts, before recognizing profit, the Company reassesses whether it has correctly identified all assets acquired and liabilities assumed, reviewing the procedures employed to measure the amounts to be recognized at the acquisition date. If the assessment still results in excess of the fair value of net assets acquired in relation to the total consideration transferred, gain from a bargain purchase is recognized directly in the consolidated statements of profit or loss and other comprehensive income.
When the settlement of any cash consideration is deferred, the future amounts payable is discounted at their present value at the exchange date. The discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained under comparable terms and conditions.
Contingent consideration will be recognized at its fair value at the acquisition date. Contingent consideration is classified as equity or as a financial liability. The amounts classified as a financial liability are remeasured at fair value with changes in fair value through the consolidated statements of profit or loss and other comprehensive income. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity.
When the Company acquires a business, it assesses the financial assets acquired and liabilities incurred in relation to its adequate classification and designation according to contractual terms, economic circumstances and relevant conditions as of the acquisition date.
Oil reserves and resources acquired that may be measured reliably are recognized separately at fair value upon the acquisition. Other potential reserves, resources and rights, which fair values cannot be measured reliability, are not recognized separately but are considered part of goodwill.
If the business combination is performed in stages, the previously held equity interest in the acquiree is measured at acquisition-date fair value. Profit or loss from such remeasurement is recognized in the consolidated statements of profit or loss and other comprehensive income.
The Company has a maximum period of 12 months from the date of acquisition to finalize the acquisition accounting. When it is incomplete as of the end of the year in which the business combination takes place, the Company reports provisional amounts.

2.4 Summary of material accounting policies
2.4.1 Segment information
The operating segments are reported in a consistent manner with the internal reports provided by the Executive Management Committee (the “Committee” that is considerate the “Chief Operating Decision Maker” or “CODM”).
The CODM is the highest decision-making authority, in charge of allocating resources and establishing the performance of the entity’s operating segments and was identified as the body executing the Company’s strategic decisions.
2.4.2 Property, plant and equipment and intangible assets
Property, plant and equipment
Property, plant and equipment is measured using the cost model, the asset is valued at cost less depreciation and any subsequent accumulated impairment loss.
Subsequent costs are included in the carrying amount of the asset or are recognized as a separate asset, as the case may be, only when it is probable that future economic benefits may flow to the Company and the cost of the asset may be measured reliably, otherwise such costs are charged to profit or loss during the reporting period in which they are incurred.
Works in progress are booked at cost less any impairment loss, of applicable.
Profit and loss from the sale of property, plant and equipment is calculated by comparing the consideration received with the carrying amount of the date in which the transaction was carried out.
2.4.2.1 Depreciation methods and useful lives
Estimated useful lives, residual values and the depreciation method are reviewed at every period-end,
and changes are recognized prospectively. An asset is impaired when its carrying amount exceeds its recoverable amount.
The Company considers climate-related matters, including physical and energy transition risks, and determines if applicable regulations may affect the useful life or residual value of property, plant and equipment; for example, should machines and facilities using fuel fossils be prohibited or restricted, or if additional energy efficiency requirements are introduced (Note 2.4.19).
The Company amortizes drilling costs applicable to productive and in development, and production facilities, according to the unit of production method (“UDP” by Spanish acronym), applying the proportion of Crude oil and Natural gas produced to prove and develop Crude oil and Natural gas reserves, as the case may be.
The mineral properties is amortized applying the proportion of produced Crude oil and Natural gas to total estimated Crude oil and Natural gas proved reserves.
The costs of acquiring properties with unproved reserves are valued at cost, and their recoverability is assessed regularly based on geological and engineering estimates of the reserves and resources expected to be proved during the life of each concession and are not depreciated.
Capitalized costs related to the acquisition of properties and the extension of concessions with proved reserves were depreciated per field based on a UDP by applying the proportion of produced Crude oil and Natural gas to estimated total proved oil and gas reserves.
(Note 2.4.2.3).

The Company’s remainder items of property, plant and equipment are depreciated using the straight-line method based on their estimated useful lives, as detailed below:

Buildings	50 years
Machinery and installations	10 years
Equipment and furniture	10 years
Vehicles	5 years
Computer equipment	3 years
Land does not depreciate.
2.4.2.2 Assets for oil and gas exploration
The Company adopts the successful effort method to account for its oil and gas exploration and production activities.
This method implies the capitalization of: (i) the cost of acquiring properties in oil and gas exploration and production areas; (ii) the cost of drilling and equipping exploration wells arising from the discovery of commercially recoverable reserves; (iii) the cost of drilling and equipping development wells; located in proved reserves areas; and (iv) estimated well plugging and abandonment obligations.
Exploration and evaluation involve the search for hydrocarbon resources, the assessment of its technical viability and the assessment of the commercial feasibility of an identified resource.
According to the successful effort method, exploration costs such as geological and geophysical (“G&G”) costs, excluding the costs of exploration wells and 3D seismic testing in operating concessions, are expensed in the period in which they are incurred.
These capitalized costs are subject to technical, commercial and administrative review, and a review of impairment indicators at least once a year. When there is sufficient management information indicating impairment, the Company conducts an impairment test according to the policies described in Note 3.2.2.
Estimated well plugging and abandonment obligations in hydrocarbon areas, discounted at a risk-adjusted rate, are capitalized in the cost of assets and are amortized using the UDP method. A liability for the estimated value of discounted amounts payable is also recognized. Changes in the measurement of these obligations as a consequence of changes in the estimated term, the cost or discount rate are added to or deducted from the cost of the related asset.
2.4.2.3 Rights and Concessions
Rights and concessions are booked as part of property, plant and equipment and are depleted on the UDP over the total proved reserves of the relevant area. The calculation of the UDP rate for the depreciation of development costs considers expenses incurred to date and authorized future development expenses.
2.4.2.4 Goodwill and Other intangible assets
(i) Goodwill
Goodwill arises during an initial business combination and represents the excess of the consideration transferred over the fair value of net assets acquired. After initial recognition, goodwill is measured at cost less cumulative impairment losses.
To conduct impairment tests, goodwill is allocated as from acquisition date to each cash-generating unit (“CGU”), which represents the lowest level within the Company at which the goodwill is monitored for internal management purposes. Goodwill is tested once a year.
When goodwill is allocated to a CGU and part of the transaction within such unit is eliminated, goodwill related to such eliminated transaction is included in the carrying amount of the transaction to determine gain or loss on sale.

The Company constantly assesses weather-related risks, including physical and energy transitions risks in measuring the recoverable value of the business credit (Note 2.4.19).
(ii)
Other intangible assets
Other intangible assets acquired separately are measured using the cost model; after initial recognition, the asset is valued at cost less amortization and any subsequent accumulated impairment loss.
Intangible assets are amortized using the straight-line method; software licenses are amortized over their estimated 3 year useful life. The amortization of these assets is recognized in the consolidated statements of profit or loss and other comprehensive income.
The estimated useful life, residual value and amortization method are reviewed at every period-end,
and changes are recognized prospectively.
2.4.3 Leases
The Company has lease contracts for various items of buildings, facilities and machinery, which are recognized under IFRS 16.
The Company recognizes
right-of-use
assets at the commencement date of the underlying asset is available for use.
Right-of-use
assets are measured at cost, net of the accumulated depreciation and impairment losses, and are adjusted by the remeasurement of lease liabilities. The cost of assets includes the amount for recognized liabilities, direct costs initially incurred, and payments made until the commencement date. Unless the Company is reasonably certain that it will obtain the ownership of the leased asset at the end of the contract, these assets are depreciated under the straight-line method during the lease term.
Right-of-use
assets are subject to impairment, as mentioned on the accounting policy, to impairment of long -lived assets other than goodwill (Note 3.2.2).
The Company recognizes lease liabilities measured at the present value of the payments to be made during the lease term. These payments include fixed payments, variable payments dependent on an index or rate, and the purchase option and the penalty payments from lease termination. The Company determines the lease term as the noncancellable lease term, together with any period covered by an option to extend the agreement if it is reasonably certain that it will exercise that option. To calculate the present value of lease payments, the Company uses the incremental borrowing rate at the lease contract.
After the commencement date, liabilities will be increased to reflect the accretion of interest and will be reduced by the payments made. In addition, the carrying amount of lease liabilities are remeasured if there is an amendment, a change in the lease term, a change in the fixed or in-substance
fixed payments or a change in the assessment to buy the underlying asset.
The Company applies the exemption to recognize short-term leases (i.e., those leases for a term under 12 months as from the commencement date with no call option). Also, the low-value
asset exemption also applies to
low-value
items. The lease payments of
low-value
assets are recognized as expenses under the straight-line method during the lease term.
2.4.4 Impairment of property, plant and equipment,
right-of-use
assets and identifiable intangible assets (“long -lived assets”) other than goodwill
Other long-lived assets with a definite useful life undergo impairment tests whenever events or changes in circumstances have indicated that their carrying value may not be recoverable. When the carrying amount of the asset exceeds its recoverable amount, an impairment loss is recognized for the value of the asset. An asset’s recoverable amount is the higher of (i) the fair value of an asset less costs of disposal and (ii) its value in use.
Assets are tested for impairment at the lowest level in which there are separately identifiable cash flows largely independent of the cash flows of other groups of assets or CGUs. Amortized long-lived assets are reviewed for potential reversal of impairment at the end of each reporting period.

The Company constantly assesses weather-related risks, including physical and energy transitions risks, could have a significant impact and its eventual inclusion in the cash flows to determine the recoverable value (Note 2.4.19).
See Note 3.2.2 for further information on impairment of long-lived assets other than Goodwill.
2.4.5 Foreign currency translation
2.4.5.1 Functional and presentation currency
The functional currency of the Company and its subsidiaries is the USD, the currency of the primary economic context in entity operates. To determine the functional currency, the Company makes judgments, and it must be reconsiders in the event of a change in conditions that may determine the primary economic context.
The presentation currency of the Company is USD.
2.4.5.2 Transactions and balances
Transactions in a currency other than the functional currency (“foreign currency”) are accounted for at the exchange rate as of each transaction date. Foreign exchange gains and losses from the settlement of transactions and the translation at the closing exchange rate of monetary assets and liabilities denominated in foreign currency are recognized in the consolidated statements of profit or loss and other comprehensive income in “Other financial income (expense)” under “Net changes in foreign exchange rate”.
Monetary balances in foreign currency are converted at each country’s official exchange rate as of every year-end.
2.4.6 Financial instruments
2.4.6.1 Financial assets
2.4.6.1.1 Classification
(i)
Financial assets at amortized cost
Financial assets are classified and measured at amortized cost provided that they meet the following criteria: (i) the purpose of the Company’s business model is to maintain the asset to collect the contractual cash flows; and (ii) contractual conditions, on specific dates, give rise to cash flows only consisting in payments of principal and interest on the outstanding principal.
(ii)
Financial assets at fair value
Financial assets are classified and measured at fair value through the consolidated statements of other comprehensive income if the financial assets are held in a business model whose objective is achieved by obtaining contractual cash flows and selling financial assets. However, financial assets are classified and measured at fair value through the consolidated statements of profit or loss if any of the aforementioned criteria is not met.
2.4.6.1.2 Recognition and measurement
Upon initial recognition, the Company measures a financial asset at its fair value plus, the transaction costs that are directly attributable to the acquisition of the financial asset.
The Company reclassifies financial assets when and only when it changes its model for managing these assets.

2.4.6.1.3 Impairment of financial assets
The Company recognizes an allowance for Expected Credit Losses (“ECL”) for all financial assets not held at fair value through profit or loss. ECLs are based on the difference between contractual cash flows owed and all the cash flows that the Company expects to receive.
For trade and other receivables, the Company calculates an allowance for ECL at each reporting date.
Expected credit losses in trade and other receivables are estimated on a case-by-case
basis according to the debtor’s history of noncompliance and an analysis of the debtor’s financial position, adjusted by the general economic conditions of the industry, its current assessment and a management forecast of conditions as of the reporting date.
The Company recognizes an ECL of a financial asset when contractual payments are more than 90 days past due or when the internal or external information shows that it is unlikely that the pending contractual amounts be received.
A financial asset is derecognized when there is no fair expectation to recover contractual cash flows.
2.4.6.1.4 Offsetting of financial instruments
Financial assets and liabilities are disclosed separately in the consolidated statement of financial position unless the following criteria are met: (i) the Company has a legally enforceable right to set off the recognized amounts, and (ii) the Company intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. A right to set off is that available to the Company to settle a payable to a creditor by applying against it a receivable from the same counterparty.
2.4.6.2 Financial liabilities and equity instruments
Liabilities and equity instruments issued by the Company are classified as financial liabilities or equity according to the substance of the agreement and its definition.
(i)
Financial liabilities
A contractual agreement is classified as a financial liability and is measured at fair value with changes in the consolidated statements of profit or loss and other comprehensive income.
The financial liabilities are initially recognized at fair value and after that, at their amortized cost (using the effective interest method) or at fair value through the consolidated statements of profit or loss and other comprehensive income.
The effective interest method is used in the calculation of the amortized cost of a financial liability and in the allocation of interest expense during the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments throughout the expected life of the financial liability.
The Company derecognizes financial liabilities when obligations are discharged, cancelled or expired. The difference between the carrying amount of such financial liability and the consideration paid is recognized in the consolidated statements of profit or loss and other comprehensive income.
When an existing financial liability is replaced by another one in terms that are substantially different from the original term or the terms of an existing liability change substantially, it results in the derecognition of the original liability and recognition of a new liability. The difference in the related accounting values is recognized in the consolidated statements of profit or loss and other comprehensive income.
Borrowings are recognized initially at fair value, net of transaction costs incurred and collateral if any. Financial liabilities related to purchasing value units (“UVA” by Spanish acronym) are adjusted by the benchmark stabilization coefficient (“CER” by Spanish acronym) at each closing date, recognizing the effects on “Other financial income (expense)” under “Remeasurement in borrowings”.

(ii)
Equity instruments
An equity instrument is any agreement that evidences an interest in the Company’s equity and is recognized for the amount of profit earned for the issuance of the equity instrument, net of direct issuance costs.
(iii)
Compound financial instruments
The component parts of a compound instrument issued by the Company are classified separately as financial liabilities and equity instruments according to the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. An equity instrument is a conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of Company own equity instruments.
The fair value of the liability component, if any, is estimated using the prevailing market interest rate for similar nonconvertible instruments. This amount is recorded as a liability at amortized cost using the effective interest method until extinguished upon conversion or at the instrument redemption date.
A conversion option classified as equity is determined by deducting the liability component amount from the fair value of the compound instrument as a whole. It is recognized and included in equity, net of income tax effects, and it not subsequently remeasured. Moreover, the conversion option classified as an equity instrument remains in equity until the conversion option is exercised, in which case, the balance recognized in equity is transferred to another equity account. When the conversion option is not exercised at the redemption date of negotiable obligations, the balance recognized in equity is transferred to retained earnings. No profit or loss is recognized in the statement of profit or loss after the conversion or redemption of the conversion option.
Transaction costs related to the issuance of compound financial instruments are allocated to liability and equity components in proportion to the allocation of gross proceeds. Transaction costs related to the equity component are recognized directly in equity. Transaction costs related to the liability component are included in the carrying amount of liability component and are amortized throughout the life of negotiable obligations using the effective interest method.
2.4.7 Recognition of revenue from contracts with customers and other income
2.4.7.1 Revenue from contracts with customers
Revenue from contracts with customers related to the sale of Crude oil, Natural gas and Liquefied Petroleum Gas (“LPG”) is recognized when control of the assets is transferred to the customer.
It is recognized for an amount of consideration to which the Company expects to be entitled in exchange for these assets, recognizing a credit under “Oil and gas accounts receivable (net of allowance for expected credit losses)” (Note 17).
As of December 31, 2024, the normal credit term is 15 days for Crude oil sales and 57 days for Natural gas and LPG sales. The Company has reached the conclusion that it acts as principal in its revenue agreements because it regularly controls assets before transferring them to the customer.
In Note 5.1 revenues was broken down by (i) product type and (ii) distribution channels. All Company revenue is recognized at a point in time.
2.4.7.2 Contract balances
Contract assets
A contract asset is defined as the right to obtain a consideration in exchange for the goods or services transferred to the customer. Should goods or services be transferred before receiving the agreed-upon payment or consideration, a contract asset is recognized for the consideration received. The Company has no contract assets as of December 31, 2024 and 2023.

Contract liabilities
A contract liability is the obligation to transfer goods or services to a customer for which the Company has received consideration. If the customer pays consideration before the Company transfers the goods or services, it recognizes a contract liability. When the Company fulfills its obligations according to the agreement, liabilities are recognized as revenue.
2.4.7.3 Other operating income
The Company discloses its other operating income in Note 10.1, and mainly included: (i) gain related to the transfer of conventional assets (Note 3.2.7); (ii) gain from Exports Increase Program (Note 2.5.2); (iii) gain from farmout agreement (Note 29.2.1.1 and 29.2.1.2) and; (iv) services that are not directly related to the Company main activity.
The Company recognizes revenue over time using an input method to measure progress toward service completion.
2.4.8 Inventories
Inventories are made up of Crude oil and materials and spare parts, and they are measured at the lower of cost and net realizable value.
The cost of Crude oil inventories includes production expenses and other costs incurred in bringing the inventories to their present location and condition to make the sale. The cost of materials and spare parts is determined using the weighted average cost method.
The net realizable value is the estimated selling price in the ordinary course of business less the estimated direct costs necessary to make the sale.
The recoverable amount of these assets is assessed at each reporting date, and the resulting loss is recognized in the consolidated statements of profit or loss and other comprehensive income.
Significant materials and spare parts, that the Company does not expects to use in the next 12 months, are included in “Property, plant and equipment”.
2.4.9 Cash and cash equivalents
For the presentation of the consolidated statement of cash flows, cash and cash equivalents include: (i) cash on hand and demand deposits banks and financial institutions; and (ii) other short-term highly liquid investments originally maturing in 3 or less months, readily convertible into known cash amounts and subject to insignificant risk of changes in value.
Overdrafts in checking accounts, if any, are disclosed within current liabilities in the consolidated statement of financial position. They are not disclosed in the consolidated statement of cash flows as they do not comprise the Company’s cash and cash equivalents.
2.4.10 Equity
Changes in equity were accounted for according to legal or regulatory standards; and Company decisions and the Company’s accounting policies and decisions.
(i)
Capital stock
Capital stock is made up of shareholder contributions, share-based payments; net of shares repurchased in market. It is represented by outstanding shares at nominal value and is made up of Series “A” and “C” shares.
(ii)
Other equity instruments
The other equity instruments are related to a capital stock generated by a cashless exercise of warrants, which allowed to the holders, obtains 1 Series A share for each 31 Warrants owned (Note 18.3 and 21.1).

(iii)
Legal reserve
The legal reserve according to the Mexican Business Associations Law, required to allocate at least 5% of net profit for the year based on the Company’s nonconsolidated financial statements, and must be increase until it is equal to 20% of capital.
(iv)
Share repurchase reserve
The share repurchase reserve is related to the creation of a reserve for the acquisition of the Company’s own shares, which is subject to Mexico’s Securities Market Law provisions and should be approved by the Ordinary Shareholders’ meeting in compliance with the following requirements:

(i)	it should be made in an authorized stock exchange in Mexico;

(ii)	it should be carried out at market price unless it involves public offerings authorized by the Mexican Banking and Securities Commission (“CNBV” by Spanish acronym).
(v)
Other accumulated comprehensive income (losses)
Other accumulated comprehensive income comprises actuarial gains and losses for defined benefit plan remeasurement and the related tax effect.
(vi)
Accumulated profits (losses)
Accumulated profits or losses comprise retained earnings or accumulated losses that were not distributed, the amounts transferred from other comprehensive income and prior-year adjustments. They may be distributed as dividends by Company decision, provided that they are not subject to legal or contractual restrictions.
Similarly, for capital reduction purposes, these distributions will be subject to income tax assessment according to the applicable rate, except for remeasured contributed capital stock or distributions from the net taxable profit account (“CUFIN, by Spanish acronym).
2.4.11 Employee benefits
2.4.11.1 Salaries and payroll taxes
Salaries and payroll taxes expected to be settled within 12 months after period-end
are recognized for the amounts expected to be paid and are disclosed in “Salaries and payroll taxes” current in the consolidated statement of financial position (Note 24).
Costs related to compensated absences, such as vacation, bonuses and incentives are recognized as they are accrued.
In Mexico, the employees’ share in profit (“PTU, by Spanish acronym”) is paid to qualifying employees; is calculated using the income tax base, except for the following:

(i)	The employees’ share in Company profit paid during the year or prior-year tax losses pending application; and

(ii)	Payments that are also exempt for employees.
The PTU is recognized in the consolidated statements of profit or loss and other comprehensive income under “Employee benefits”.
The PTU amount allocated to each worker should not exceed the higher of the equivalent to 3 months of their current salary or the average PTU collected by the employee over the previous 3 years. Should the PTU assessed be lower than or equal to such cap, the PTU incurred will be determined by applying 10% of the Company’s taxable profit. Should the incurred PTU exceed such limit, the cap should be applied, and it will be considered the PTU incurred for the period.

2.4.11.2 Employee benefits
The Company maintains a defined benefit plan described in Note 23. Which are related to a series of pension benefits that certain employees will receive at retirement, depending on factors, such as age, years of service and compensation. According to the conditions established in each plan, the benefit may consist of a single payment or payments supplementary to pension system payments.
The cost of employee defined benefit plans is recognized periodically according to the contributions made by the Company.
Labor cost liabilities are accumulated in the periods in which employees render the services that give rise to the consideration.
The defined benefit obligation liability recognized in the consolidated statement of financial position is the present value of the defined benefit obligation, net of the fair value of plan assets. The defined benefit obligation is calculated at least as of every year-end
by independent actuaries through the projected unit credit method. The present value of the defined benefit obligation is assessed discounting estimated future cash outflows using future actuarial assumptions on the demographic and financial variables that affect the assessment of such amounts.
Actuarial profit and losses derived from changes in actuarial assumptions are recognized in other comprehensive income in the period in which they arise, and that shall not be reclassified to profit (loss) in subsequent years, likewise, the costs of past services are recognized immediately in the consolidated statements of profit or loss and other comprehensive income.
2.4.12 Borrowing costs
General or specific borrowings costs directly attributable to the acquisition, construction or production of assets that necessarily require a substantial period of time to be ready for their intended use or sale are added to the cost of these assets until they are ready for their intended use or sale.
Income earned on the temporary investment of specific borrowings is deducted from borrowings costs eligible for capitalization. Other borrowings costs are accounted for in the period in which they are incurred.
For the years ended December 31, 2024, 2023 and 2022, the Company has not capitalized borrowings costs because it had no qualifying assets, except for interest on the discount at present value on lease liabilities disclosed in Note 15.
2.4.13 Provisions and contingent liabilities
The Company recognizes provisions when the following conditions are met: (i) it has a present or future obligation as a result of a past event; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) a reliable estimate can be made. No provisions for operating future losses are recognized.
In the case of provisions in which the time value of money is significant
(
as is the case of well plugging and abandonment and environmental remediation
)
, these provisions are determined as the present value of the expected cash outflow for settling the obligation. Provisions are discounted at a rate that reflects current market conditions as of the date of the statement of financial position and, as the case may be, the risks specific to the liability. When the discount is applied, the increase in the provision due to the passage of time is recognized as a financial cost in the consolidated statements of profit or loss and other comprehensive income.
2.4.13.1 Provision for contingencies
Provisions for probable contingencies are measured at the present value of the amounts expected to be made to settle the present obligation, considering the best information available upon preparing the financial statements, based on the opinion of the Company’s legal counsel. Estimates are regularly reviewed and adjusted.

Potential contingent liabilities are: (i) obligations from past events and whose existence will be confirmed only by the occurrence or nonoccurrence of uncertain future events not wholly within the entity’s control; or (ii) present obligations from past events that will not likely require an outflow of resources for its settlement, or which amount cannot be estimated reliably. These liabilities are disclosed in notes to the consolidated financial statements (Note 28).
Contingent liabilities which probability is remote are not disclosed.
2.4.13.2 Well plugging and abandonment provision
The Company recognizes a provision for well pugging and abandonment when there is a legal or constructive obligation as a result of past events, it is probable that a cash flow will be required to settle the obligation, and the amount to be disbursed can be reliably estimated.
In general, the obligation arises when the asset is installed, or the wells of land or environment at the site is modified.
When the liability is initially recognized, the present value of estimated costs is capitalized, increasing the carrying amount of the assets related to the Crude oil and Natural gas extraction insofar as they were incurred for the development or construction of the well.
The other provisions from an enhanced development or construction of the Crude oil and Natural gas production wells and facilities increase the cost of the related asset when the liability arises.
The changes in the estimated time or cost of well plugging and abandonment are afforded a prospective treatment by booking an adjustment to the related provision and asset.
2.4.13.3 Provision for environmental remediation
The provision for environmental remediation is recognized when it is likely that a soil remediation be conducted, and costs may be estimated reliably. Generally, the timing of recognition of these provisions coincides with the commitment to a formal plan of action or, if earlier, on divestment or on closure of inactive sites.
The amount recognized is the best estimate of the expenditure required to settle the obligation. To consider the time value of money, the recognized value is the present value of the estimated future expense. The effect of such estimate is recognized in the consolidated statements of profit or loss and other comprehensive income.
It assesses if climate risks, including physical and energy transition risks, may have a major impact. If so, such risks are included in cash flows projected for estimating environment remediation costs (Note 2.4.19).
2.4.14 Income tax
Income tax for the period includes current and deferred income tax. Income tax is recognized in the consolidated statements of profit or loss and other comprehensive income except if it is related to items recognized in other comprehensive income or directly in equity.
Current and deferred tax assets and liabilities were not discounted and are stated at nominal values.
Income tax rates effective in Argentina and Mexico stand at 35% and 30% as of December 31, 2024, 2023 and 2022, respectively. For further information, see Note 16, 30.2 and 30.4.
2.4.14.1 Current income tax
The Company recognizes a current income tax liability as of every year-end,
calculated based on effective laws enacted by the related tax authorities.

The Company regularly assesses the positions adopted in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation. When tax treatments are uncertain and it is probable that a tax authority will accept the tax treatment afforded by the Company, income tax is recognized according to their calculations and interpretations. If it is not considered likely, the uncertainty is shown using the most likely amount method or the expected value method depending on the method that best predicts the resolution to the uncertainty.
The Company does business in several jurisdictions and is governed by effective laws enacted by each tax authority. The final assessment of current income tax for certain transactions and calculations is uncertain as there are cases in which tax regulations are subject to Company interpretation.
2.4.14.2 Deferred income tax
Deferred income tax is calculated using the liability method by comparing the tax bases of assets and liabilities and their carrying amounts in the financial statements to assess temporary differences.
Deferred tax assets and liabilities are booked at nominal values and measured at the tax rates that are expected to apply to the period in which the liability is settled or the asset realized based on tax rates (and tax laws) enacted as of period-end.
Deferred income tax assets and liabilities are only offset when there is a legally enforceable right and they are related to income tax levied by the same tax authority.
Deferred income tax assets are recognized only insofar as it is probable that future taxable profit will be available and may be used to offset temporary differences. The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient profit will be available to allow all or part of the asset to be recovered.
2.4.15 Share-based payments
The Company grants to some employees shared-based compensation; whereby employees receive as consideration for equity instruments (equity-settled transactions).
Equity-settled transactions
The cost of equity-settled transactions is determined by the fair value at vesting date using a proper valuation method (Note 31).
Such cost is recognized in the consolidated statements of profit or loss and other comprehensive income in “General and administrative expenses” under “Share-based payments” along with the related capital increase during the period in which the service is rendered and performance conditions.
On March 22, 2018, the Company approved a Long-Term Incentive Plan (“LTIP”) whose goal is to attract and retain talented persons such as officers, directors, employees and consultants. The LTIP includes the following mechanisms for rewarding and retaining key personal:
(i) Stock option plan (“SOP”)
The stock option plan grants the participant the right to buy a number of shares over certain term. The cost of the equity-settled plan is measured at grant date considering the specific terms and conditions. The equity-settled compensation cost is recognized in the consolidated statements of profit or loss and other comprehensive income in “General and administrative expenses” under “Share-based payments”.

(ii) Restricted stock (“RS”)
The restricted stock plan grants the participant additional benefits are met through a stock option plan which has been classified as an equity-settled share-based payment. The cost of the equity-settled plan is measured at grant date considering the specific terms and conditions. The equity-settled compensation cost is recognized in the consolidated statements of profit or loss and other comprehensive income in “General and administrative expenses” under “Share-based payments”.
(iii) Performance restricted stock (“PRS”)
The performance restricted stock grants the participant, which entitle them to receive PRS after having reached certain performance targets over a service period. PRS are classified as equity-settled share-based payments. The cost of the equity-settled plan is measured at grant date considering the specific terms and conditions. The equity-settled compensation cost is recognized in the consolidated statements of profit or loss and other comprehensive income in “General and administrative expenses” under “Share-based payments”.
2.4.16 Investments in associates
An associate is an entity over which the Company has significant influence, being the power to participate in the financial and operating policy decisions of the associate but not control or join control over it. The considerations regarding control and significant influence are similar to those made by the Company in relation to its subsidiaries (Note 2.3.1).
Investments are initially recognized at acquisition cost and then using the equity method whereby interests are recognized in profit or loss and in equity. The equity method is used as from the date when the significant influence over the associates is exercised.
The associates’ financial statements were prepared using the same policies employed in preparing these consolidated financial statements.
The Company’s interests in the associates’ net profits or losses, after acquisition, are recognized in the statements of profit or loss and other comprehensive income.
As of December 31, 2024 and 2023, the amount of investments in associates was 11,906 and 8,619, respectively.
2.4.17 Biological assets
Biological assets are measured at initial recognition, and at the end of each reporting period, at fair value less estimated costs to sell at the point of harvest or collection.
Changes in fair value at initial or subsequent recognition are recognized in the period in the consolidated statement of profit or loss and other comprehensive income.
As of December 31, 2024, the Company has biological assets for 10,027, mainly related of tree plantations, and its fair value less costs to sell are similar to replacement cost, as they are at the initial growth cycle.
Tree plantations are classified as
non-current
biological assets because they are not expected to be harvested within the next 12 months.
2.4.18 Going concern
The Board oversees the Group’s cash position regularly and liquidity risk to ensure that there are sufficient funds to meet expected financing, operating and investing requirements.
Considering the macroeconomic context, the result of operations and the Group’s cash position as of December 31, 2024 and 2023, the Directors asserted, upon approving the financial statements, that the Group may reasonably be expected to fulfill its obligations in the foreseeable future. Therefore, these consolidated financial statements were prepared on a going concern basis.

2.4.19 Climate-Related Matters
The Company frequently assesses the potential impact of climate-related matters in the estimates and assumptions used as basis for some items in the financial statements.
Even though the Company considers that its business model will continue to be feasible after transition to a low-carbon
economy, climate-related matters increase uncertainty in the following estimates and assumptions:
(i) Useful life of property, plant and equipment: upon reviewing the expected useful life and residual value of assets, the Company considers climate-related matters and the legislation that may restrict the use of assets or require major capital expenditure (Note 2.4.2.1).
(ii) Impairment of long -lived assets and business credit: upon assessing the recoverable value of these assets, the Company considers climate-related matters, and climate change regulations (Note 3.2.1 and 3.2.2).
(iii) Environmental remediation liabilities: the Company considers the potential impact of climate-related matters upon estimating future decommissioning costs (Note 2.4.13.3).
Even though the Company considers climate-related matters have no major impact in the consolidated financial statements, it regularly assesses relevant changes and developments.
2.5 Regulatory framework
A-
Argentina
2.5.1 Regulatory framework for oil and gas activity
In Argentina, oil and gas exploration, exploitation and trade is governed by Law No. 17,319 and its amendments (“Argentine Hydrocarbons Law”), which establishes the regulatory framework for the exploration, exploitation, transportation and marketing of hydrocarbons (oil and natural gas) in the country.
The main modifications to the Argentine Hydrocarbons Law are detailed below:
(i)
Law No.
 27,007:

-
It sets the terms for exploration permits and operating and transport concessions, distinguishing between conventional and unconventional concessions, the continental platform and territorial marine reserves;

-
The 12% payable as royalties are still effective to the grantor by operating concessionaires on the extraction of liquid hydrocarbon byproducts in wellheads and Natural gas production. In case of an extension, additional royalties will be paid up to 3% up to a maximum 18% for the following extensions; and

-
It prevents the Argentine government and provinces from reserving new areas in the future in favor of public or mixed companies or entities, regardless of their legal type. Therefore, the agreements entered into by provincial companies for the exploration and development of reserved areas before the amendment are safeguarded.

However, the Province of Neuquén has its own Hydrocarbon Law No. 2,453. Hence, the Company’s assets in the Province of Neuquén are governed by such law, whereas the remainder assets located in the Provinces of Río Negro and Salta follow Law No. 17,319, and its subsequent amendments.

(ii)
Law No.
 27,742:
On June 28, 2024, Argentina’s House of Representatives approved Law of Bases and Points of Departure for the Freedom of Argentineans No. 27,742, as well as Law of Palliative and Relevant Tax Measures No. 27,743 (jointly, “the Bases Law”). On July 8, 2024, the Bases Law was enacted through Presidential Decrees No. 592/2024 and No. 593/2024, respectively, published in the Official Bulletin.
These law’s main objective is deregulating the Argentine economy and adjust the state’s operation and structure; declaring a public administrative, economic, financial, and energetic emergency for a year, and grant the Argentine Executive (“PEN” by Spanish acronym) delegated legislative powers, as main measures.
Regarding the main amended to the Argentine Hydrocarbons Law, as follows:
- Eliminates the concept of hydrocarbon self-supply existing at the time, with the objective of maximizing corporate profits from the exploitation of resources;
- Establishes that the Executive (National or Provincial, as the case may be) may grant storage permits and authorizations for hydrocarbon processing, under the requirements and conditions set forth by the Argentine Hydrocarbons Law;
- Grants producers rights to trade, transport, and industrialize hydrocarbons and by-products,
while prohibiting the National Executive from intervening or setting prices;
- Establishes the free export and import of hydrocarbons and by-products,
eliminating the Department of Energy’s authority to challenge export permits;
- Amends the acquisition system and terms for unconventional concessions following the reconversion of conventional concessions;
- Authorizes the regulatory authority to grant concessions for terms other than those established in Argentine Hydrocarbons Law;
- Amends the extension system for new concessions;
- Mandates that new concessions be awarded through a bidding process upon expiration of existing concessions.
The Bases Law also sets forth the creation of an Incentive Regime for Large Investments (the “RIGI” by Spanish acronym), which provides stability and offers tax, customs, and foreign exchange benefits for projects in various sectors, including the energy and oil & gas, subject to specific conditions.
The RIGI was established and published in the Official Bulletin on August 23, 2024, through Presidential Decree No. 749/2024, applicable to the oil & gas sector solely for the following activities: (i) construction of treatments plants, natural gas separation plants, oil & gas pipelines, and polyducts, and storage facilities; (ii) transportation and storage of liquid and gaseous hydrocarbons; (iii) petrochemical plants, including fertilizer production and refinery; (iv) natural gas production, collection, treatment, processing, fractioning, liquefaction and transportation for export of liquefied natural gas, as well as the infrastructure works required to develop the industry, and (v) offshore exploration and exploitation of liquid and gaseous hydrocarbons.
The Bases Law had no significant impact on these consolidated financial statements.
2.5.2 Exports Increase Program
On October 3, 2023, the Department of Energy (“SE” by Spanish acronym) through Resolution No. 808/23, established that the exporters of Crude oil, Natural gas and by-products
(that meet certain conditions) may receive 25% of the funds obtained from exports through securities acquired in foreign currency and sold in local currency.

On October 23, 2023, the PEN, through Necessity and Urgency Decree (“DNU” by Spanish acronym) No. 549/23, set forth the Export Increase Program, by virtue of which 30% of the funds obtained from exports may be received through securities market, effective through November 17, 2023.
On November 20, 2023, the PEN through DNU No. 597/23 amended the percentages setting 50% as the amount obtained from export to be received through the securities market, effective until December 10, 2023. It also ratified the exporters should pay duties, taxes and other items based on the exceptional and temporary countervalue related to these payments.
On December 13, 2023, the PEN through DNU No. 28/23 amended the percentages setting 20% as the amount to be received through the securities market in foreign currency, currently in place.
For the years ended December 31, 2024, and 2023, the Company recognized a gain of 45,201 and 81,232 in “Other operating income” under “Gain from Exports Increase Program” (Note 10.1).
2.5.3 Gas market
2.5.3.1 Argentine promotion plan to stimulate Natural gas production: 2020-2024 supply and demand system (“Gas IV Plan”)
On November 13, 2020, through Presidential Decree No. 892/2020, the PEN approved Gas IV Plan, whereby it declared that the promotion of Natural gas production is both a matter of public interest and a priority.
On December 15, 2020, through Resolution No. 391/2020, the SE awarded volumes and prices, for which the Company entered into agreements with Compañía Administradora del Mercado Mayorista Eléctrico S.A. (“CAMMESA”), Integración Energética Argentina S.A. (“IEASA”) and other distribution to supply Natural gas for electric power generation and residential consumption, respectively.
Moreover, through Presidential Decree No. 730/2022 of November 3, 2022, the Argentine government replaced Presidential Decree No. 892/2020, thus extending the term of the Gas IV Plan through December 31, 2028.
On December 22, 2022, through Resolution No. 860/2022, of the SE, the Company, through its subsidiary Vista Argentina, was awarded a base volume of 0.86 million cubic meters per day (“Mcm/d”) at an annual average price of 3.29 USD/MMBTU (Millions of British Themal Units (“MMBTU”)), applicable until December 31, 2024.
The Company was granted a permit by the SE to export Natural gas to Chile according to the following volumes:
(i) 0.15 Mcm/d for the period elapsed from January through April 2022;
(ii) a variable volume for May through September 2022; and
(iii) 0.45 Mcm/d for the period elapsed from October 2022 through April 2023.
On April 19, 2023, through Resolution No. 265/2023 of the SE, the base volume awarded to Vista was increased to 1.14 Mcm/d, maintaining the annual average price of 3.29 USD/MMBTU, applicable for a 4
-
year period as from January 1, 2025.
The Company was granted a permit by the SE to export Natural gas to Chile according to the following volumes:
(i) 0.02 Mcm/d for the period elapsed from July through September 2023;
(ii) 0.43 Mcm/d for the period elapsed from October 2023 through April 2024;
(iii) 0.17 Mcm/d for the period elapsed from May through September 2024;
(iv) 0.43 Mcm/d for the period elapsed from October through December 2024;
(v) 0.17 Mcm/d for the period elapsed from January through April 2025;
(vi) 0.15 Mcm/d for the period elapsed from May through September 2025; and
(vii) 0.17 Mcm/d for the period elapsed from October through December 2025.
For the years ended December 31, 2024 and 2023, the Company received a net amount of 3,839 and 5,189, respectively.

As of December 31, 2024 and 2023, the receivables related to such plan stand at 3,007 and 1,245, respectively (Note 17).
2.5.4 Royalties and others
(i) Royalties
As mentioned in Note 2.5.1, royalties are governed by Law No. 17,319, as amended, and are calculated by applying 12% to the selling price after discounting certain expenses with the purpose of taking the value of the cubic meter of Crude oil, Natural gas and LPG to wellhead prices.
(ii) Export duties
Law No. 27,541, issued in December 2019, sets the maximum rate for export duties of hydrocarbons and mining at 8%.
Royalties and export duties are recognized in the consolidated statements of profit or loss and other comprehensive income in “Cost of sales” under “Royalties and others” (Note 6.3).
B-
Mexico
2.5.5 Exploration and production activities regulatory framework
In 2013, Mexico introduced several amendments to Mexico’s Constitution that led to opening Crude oil, Natural gas and energy to private investments. As part of the energy reform, Petróleos Mexicanos (“PEMEX” by Spanish acronym) transformed from a decentralized public entity into a productive state-owned enterprise. Mexico’s Hydrocarbon Law, that preserves state property over subsoil hydrocarbons but allows private companies to assume responsibility for hydrocarbons once extracted.

These amendments also allow private sector entities to obtain permits for the processing, refining, marketing, transportation, storage, import and export of hydrocarbons.
Therefore, empowers private-sector entities to request the granting of a permit from Mexico’s Energy Regulatory Commission (“CRE” by Spanish acronym) to store, transport, distribute, trade and sell hydrocarbons. In addition, private-sector entities can import or export hydrocarbons subject to a permit issued by Mexico’s Ministry of Energy (the “SENER” by Spanish acronym).
The National Hydrocarbon Commission (the “CNH” by Spanish acronym) conducts rounds of bid granting agreements to oil companies and business consortia. It interacts with PEMEX and private companies and manage all exploration and production (“E&P”) agreements. The agreements for the transport, storage, distribution, compression, liquefaction, decompression, regassification, trade and sale of Crude oil, oil byproducts and Natural gas are granted by the CRE.
In May 2021, Mexican Hydrocarbons Law Reforms (the “Reforms”) was published in the Official Bulletin. In general, the Reforms affect the permit system under Mexican Hydrocarbon Law by granting enhanced powers to the SENER and the CRE to grant, review, and revoke the different permits under such law. The Reforms also regain public control of the Mexican oil trading sector.
2.5.6 Royalties and others
The consideration payable to the Mexican government will be made up of:
(i) Contractual installment for exploration phase
It applies to the areas that do not have a development plan approved by the CNH and it is calculated monthly using the instalment established for each square kilometer comprising the areas covered by the contract.

(ii) Royalties
Royalties apply to the concessions’ total output and are calculated by applying the contractual percentage to the selling price. The contractual percentage is 45%, which will be adjusted as established in the contract. There is also a variable royalty, which will be applied to each type of hydrocarbon by applying the related rate to the selling price. Royalties are included in the consolidated statements of profit or loss and other comprehensive income in “Cost of sales” under “Royalties and others” (Note 6.3).
2.6 Comparative Information
As of December 31, 2023, the Company has made a change in the “Export Duties” presentation in the “Royalties and others” (Note 6.3), which was previously included in “Revenues from contract with customers”.
The comparative information for the year ended December 31, 2022, has been reclassified to ensure consistent filing with the consolidated financial statements as of December 31, 2024 and 2023.
“Revenues from contract with customers” and “Royalties and others” increased by 43,840 for the year ended December 31, 2022.
These changes had no effect on the net profit for the year ended December 31, 2022.